INVESTMENT IN ASSOCIATES AND JOINT VENTURES	6 Months Ended
Jun. 30, 2025
Interests In Other Entities [Abstract]
INVESTMENT IN ASSOCIATES AND JOINT VENTURES	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Our partnership’s investment in associates and joint ventures are reviewed and reported on a segmented basis, refer to Note 3, Segment Information, for further details. The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2025	For the 12-month period ended December 31, 2024
Balance at the beginning of the period	$5,672	$5,402
Share of earnings for the period	111	439
Foreign currency translation and other	772	(542)
Share of other comprehensive (loss) income	(423)	361
Distributions(3),(4)	(339)	(283)
Disposition of interest(2),(6),(7),(8)	(1,030)	(55)
Acquisitions(1),(5)	606	350
Ending Balance	$5,369	$5,672
1.On April 18, 2024, Brookfield Infrastructure completed the acquisition of an additional 10% interest in our Brazilian rail and port logistics business, for total consideration of approximately $350 million, increasing our ownership to approximately 21%.
2.On December 23, 2024, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Chimarrão Transmissora de Energia S.A., a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Chimarrão to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated Chimarrão effective December 23, 2024. Refer to Note 6 - Acquisition of Businesses, for further details.
3.On December 30, 2024, our French telecom infrastructure business completed the sale of its fiber platform for net proceeds to the partnership of approximately $100 million. Earnings from Investments in Associates and Joint Ventures in the Consolidated Statement of Operating Results, for the twelve month period ended December 31, 2024, includes a realized gain on sale of approximately $50 million.
4.In the first quarter of 2025, Brookfield Infrastructure completed the sale of its Mexican regulated natural gas transmission pipelines for net proceeds of $125 million, recognizing a gain of approximately $75 million, net of taxes and AOCI hedge recycling impacts.
5.On March 26, 2025, our global intermodal logistics operation sold its 33% interest in a subsidiary for net proceeds of approximately $120 million to the partnership (see Note 5 - Disposition of Businesses, for further details) and retained a 67% interest as an investment in associate.
6.On April 29, 2025, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Mantiqueira Transmissora de Energia S.A., a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Mantiqueira to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated Mantiqueira effective April 29, 2025. Refer to Note 6 - Acquisition of Businesses, for further details.
7.On May 9, 2025, Brookfield Infrastructure completed the sale of the remaining 25% portion of its U.S. gas pipeline for net proceeds of approximately $400 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $160 million, net of income tax expense, in the Consolidated Statements of Operating Results and approximately $70 million of revaluation gains (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
8.On June 13, 2025, Brookfield Infrastructure sold a 23% interest in its Australian export terminal operation portion, reducing our interest from approximately 49% to 26%, and generated net proceeds of approximately $280 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $75 million, net of income tax expense, in the Consolidated Statements of Operating Results. Accumulated currency translation losses of $35 million were reclassified from accumulated other comprehensive income to the Consolidated Statement of Operating Results.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Utilities	$199	$312
Transport	2,780	2,162
Midstream	—	707
Data	2,382	2,326
Corporate	8	165
Ending Balance	$5,369	$5,672
The following tables summarize the aggregate balances of investments in associates and joint ventures on a 100% basis:

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Financial position:
Total assets	$109,227	$100,510
Total liabilities	(67,421)	(59,359)
Net assets	$41,806	$41,151

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Financial performance:
Total revenue	$4,696	$4,481	$8,735	$8,955
Total net income for the period	523	1,058	1,492	1,558
Brookfield Infrastructure’s share of net (loss) income	$(12)	$95	$111	$136